NATIONWIDE

VLI SEPARATE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account -6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account -6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Federated NVIT High Income Bond Fund - Class III (HIBF3)
722,694 shares (cost $4,706,514)	$4,719,193
NVIT Fund - Class II (TRF2)
234 shares (cost $2,243)	2,114
NVIT Fund - Class III (TRF3)
5,419 shares (cost $47,527)	49,258
NVIT Government Bond Fund - Class I (GBF)
2,513 shares (cost $29,262)	29,976
NVIT Government Bond Fund - Class III (GBF3)
144,929 shares (cost $1,729,894)	1,728,999
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
9 shares (cost $71)	78
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
164,374 shares (cost $1,492,787)	1,430,052
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
191,530 shares (cost $1,950,121)	1,945,949
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
275 shares (cost $3,136)	2,840
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
69,752 shares (cost $700,116)	717,048
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,286 shares (cost $25,016)	22,790
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
55,958 shares (cost $529,961)	554,546
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
19,038 shares (cost $189,122)	197,047
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
106 shares (cost $728)	1,082
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
0.41 shares (cost $6)	6
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
825 shares (cost $12,038)	12,577
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
78 shares (cost $836)	756
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2,290 shares (cost $20,388)	22,646
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
1,040 shares (cost $20,883)	17,215
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
4,382 shares (cost $76,474)	74,539
NVIT Money Market Fund - Class II (NVMM2)
18,850,950 shares (cost $18,850,950)	18,850,950
VP Income & Growth Fund - Class II (ACVIG2)
934 shares (cost $6,648)	5,735
VP Income & Growth Fund - Class III (ACVIG3)
16,271 shares (cost $96,680)	99,902
VP Ultra(R) Fund - Class II (ACVU2)
1,461 shares (cost $14,398)	13,678
VP Ultra(R) Fund - Class III (ACVU3)
5,737 shares (cost $49,128)	54,333
VP Value Fund - Class II (ACVV2)
3,928 shares (cost $27,408)	22,780
VP Value Fund - Class III (ACVV3)
50,505 shares (cost $259,183)	292,927

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Contrafund Portfolio - Service Class 2 (FC2)
1,576 shares (cost $44,193)	35,687
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
22,216 shares (cost $550,613)	502,075
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
1,302 shares (cost $30,083)	23,962
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
14,230 shares (cost $224,122)	260,975
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
169 shares (cost $5,940)	6,169
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
3,034 shares (cost $114,399)	110,619
Variable Trust: All-Cap Opportunity Fund (RSRF)
24,592 shares (cost $331,428)	294,119
Variable Trust: Banking Fund (RBKF)
60,100 shares (cost $648,374)	650,285
Variable Trust: Basic Materials Fund (RBMF)
30,906 shares (cost $796,666)	801,695
Variable Trust: Biotechnology Fund (RBF)
9,654 shares (cost $244,153)	266,168
Variable Trust: Commodities Strategy Fund (RVCMD)
21,532 shares (cost $245,680)	244,819
Variable Trust: Consumer Products Fund (RCPF)
9,098 shares (cost $371,962)	380,492
Variable Trust: Dow 2x Strategy Fund (RVLDD)
9,685 shares (cost $854,001)	863,691
Variable Trust: Electronics Fund (RELF)
70,685 shares (cost $229,495)	201,452
Variable Trust: Energy Fund (RENF)
16,117 shares (cost $474,419)	471,252
Variable Trust: Energy Services Fund (RESF)
35,466 shares (cost $792,514)	788,404
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
25,281 shares (cost $326,870)	317,533
Variable Trust: Financial Services Fund (RFSF)
3,826 shares (cost $48,740)	49,390
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
28,281 shares (cost $542,736)	557,695
Variable Trust: Health Care Fund (RHCF)
10,623 shares (cost $301,361)	313,161
Variable Trust: Internet Fund (RINF)
1,554 shares (cost $28,461)	26,984
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
7,981 shares (cost $83,076)	79,973
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
8,452 shares (cost $85,803)	83,250
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
695 shares (cost $14,748)	14,581
Variable Trust: Inverse NASDAQ-100® Strategy Fund (RAF)
7,885 shares (cost $83,482)	83,741
Variable Trust: Inverse Russell 2000® Strategy Fund (RVISC)
3,775 shares (cost $73,546)	72,360
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
13,788 shares (cost $452,269)	440,931
Variable Trust: Japan 2x Strategy Fund (RLCJ)
4,104 shares (cost $63,952)	62,663
Variable Trust: Leisure Fund (RLF)
4,707 shares (cost $252,499)	261,605

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
47,822 shares (cost $894,258)	908,144
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
12,228 shares (cost $264,254)	269,257
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
26,266 shares (cost $637,707)	543,443
Variable Trust: NASDAQ-100(R) Fund (ROF)
32,215 shares (cost $630,751)	622,395
Variable Trust: Nova Fund (RNF)
2,179 shares (cost $147,734)	157,582
Variable Trust: Precious Metals Fund (RPMF)
80,380 shares (cost $1,126,129)	1,159,888
Variable Trust: Real Estate Fund (RREF)
15,596 shares (cost $383,291)	403,942
Variable Trust: Retailing Fund (RRF)
53,198 shares (cost $766,297)	761,264
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
20,487 shares (cost $536,181)	547,821
Variable Trust: S&P 500 2x Strategy Fund (RTF)
5,128 shares (cost $549,139)	554,016
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
24,084 shares (cost $721,504)	722,283
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
5,613 shares (cost $441,501)	442,165
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
22,970 shares (cost $874,688)	838,639
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
5,560 shares (cost $407,908)	410,072
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
23,895 shares (cost $701,776)	738,825
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
4,362 shares (cost $387,979)	402,792
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
12,325 shares (cost $152,273)	155,049
Variable Trust: Technology Fund (RTEC)
9,850 shares (cost $117,314)	104,804
Variable Trust: Telecommunications Fund (RTEL)
2,972 shares (cost $28,102)	26,744
Variable Trust: Transportation Fund (RTRF)
14,823 shares (cost $196,934)	207,368
Variable Trust: Utilities Fund (RUTL)
46,188 shares (cost $874,488)	900,657
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
1,811 shares (cost $47,715)	44,043

Total Investments	$50,055,940

Other Accounts Receivable	13,662
Accounts Payable-NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	(6)

$50,069,596

Contract Owners’ Equity:
Accumulation units	50,069,596

Total Contract Owners’ Equity (note 8)	$50,069,596

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	HIBF3	TRF2	TRF3	GBF	GBF3	GVIDA	GVIDA6
Reinvested dividends	$555,671	178,994	20	300	882	48,122	1	26,248

Net investment income (loss)	555,671	178,994	20	300	882	48,122	1	26,248

Realized gain (loss) on investments	(862,728)	111,343	(1,035)	2,435	15	8	-	83,820
Change in unrealized gain (loss) on investments	(1,451,128)	(62,267)	1,090	(761)	1,111	27,325	2	(182,123)

Net gain (loss) on investments	(2,313,856)	49,076	55	1,674	1,126	27,333	2	(98,303)

Reinvested capital gains	302,042	-	-	-	88	6,326	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,456,143)	228,070	75	1,974	2,096	81,781	3	(72,055)

Investment Activity:	GVIDC6	GVIDM	GVIDM6	GVDMA	GVDMA6	GVDMC6	NVMMG1	SCGF3
Reinvested dividends	$41,263	61	11,993	538	12,326	4,527	-	-

Net investment income (loss)	41,263	61	11,993	538	12,326	4,527	-	-

Realized gain (loss) on investments	(26,994)	-	6,891	(638)	35,410	2,418	824	(56)
Change in unrealized gain (loss) on investments	(13,148)	(63)	(27,816)	(610)	(61,933)	(2,452)	(964)	50

Net gain (loss) on investments	(40,142)	(63)	(20,925)	(1,248)	(26,523)	(34)	(140)	(6)

Reinvested capital gains	1,122	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,243	(2)	(8,932)	(710)	(14,197)	4,493	(140)	(6)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	SCVF2	SCVF3	SCF2	SCF3	NVMM2	ACVIG2	ACVIG3	ACVU2
Reinvested dividends	$2	95	85	558	11	78	1,549	-

Net investment income (loss)	2	95	85	558	11	78	1,549	-

Realized gain (loss) on investments	(13)	(15)	(145)	4,825	-	(121)	6,841	(14)
Change in unrealized gain (loss) on investments	(34)	(1,260)	(1,007)	(18,267)	-	209	(9,969)	145

Net gain (loss) on investments	(47)	(1,275)	(1,152)	(13,442)	-	88	(3,128)	131

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(45)	(1,180)	(1,067)	(12,884)	11	166	(1,579)	131

Investment Activity:	ACVU3	ACVV2	ACVV3	FC2	FC2R	FEI2	FEI2R	FG2
Reinvested dividends	$-	434	6,480	298	4,004	570	6,081	8

Net investment income (loss)	-	434	6,480	298	4,004	570	6,081	8

Realized gain (loss) on investments	(663)	(378)	(6,426)	(477)	109,134	(186)	34,329	23
Change in unrealized gain (loss) on investments	1,388	140	963	(833)	(167,267)	(211)	(39,454)	(46)

Net gain (loss) on investments	725	(238)	(5,463)	(1,310)	(58,133)	(397)	(5,125)	(23)

Reinvested capital gains	-	-	-	-	-	-	-	23

Net increase (decrease) in contract owners’ equity resulting from operations	$725	196	1,017	(1,012)	(54,129)	173	956	8

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FG2R	RSRF	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD
Reinvested dividends	$131	-	657	-	-	164,203	3,900	-

Net investment income (loss)	131	-	657	-	-	164,203	3,900	-

Realized gain (loss) on investments	32,925	65,047	115,522	(156,478)	44,896	(300,299)	32,886	73,870
Change in unrealized gain (loss) on investments	(35,337)	(91,004)	(6,605)	(20,685)	(92,031)	(19,101)	6,235	(501)

Net gain (loss) on investments	(2,412)	(25,957)	108,917	(177,163)	(47,135)	(319,400)	39,121	73,369

Reinvested capital gains	484	-	-	35,962	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,797)	(25,957)	109,574	(141,201)	(47,135)	(155,197)	43,021	73,369

Investment Activity:	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF	RINF
Reinvested dividends	$-	-	-	-	97	21,503	-	-

Net investment income (loss)	-	-	-	-	97	21,503	-	-

Realized gain (loss) on investments	11,683	38,355	(171,358)	8,498	18,650	346,658	(44,927)	2,938
Change in unrealized gain (loss) on investments	(27,979)	(133,309)	(15,003)	(61,807)	(1,660)	22,925	7,557	547

Net gain (loss) on investments	(16,296)	(94,954)	(186,361)	(53,309)	16,990	369,583	(37,370)	3,485

Reinvested capital gains	54,975	3,193	48,198	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,679	(91,761)	(138,163)	(53,309)	17,087	391,086	(37,370)	3,485

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ	RLF
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	(42,459)	(54,047)	(292,041)	51,358	390,969	(73,856)	(129,285)	(18,413)
Change in unrealized gain (loss) on investments	11,030	1,652	217,853	61	(1,880)	(6,315)	(41,844)	7,756

Net gain (loss) on investments	(31,429)	(52,395)	(74,188)	51,419	389,089	(80,171)	(171,129)	(10,657)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,429)	(52,395)	(74,188)	51,419	389,089	(80,171)	(171,129)	(10,657)

Investment Activity:	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF
Reinvested dividends	$-	-	-	-	97	1,308	9,491	-

Net investment income (loss)	-	-	-	-	97	1,308	9,491	-

Realized gain (loss) on investments	12,818	25,769	43,867	(30,135)	(43,649)	(594,703)	(109,387)	105,304
Change in unrealized gain (loss) on investments	(58,006)	(766)	(167,023)	(11,714)	4,850	(18,528)	94	(5,033)

Net gain (loss) on investments	(45,188)	25,003	(123,156)	(41,849)	(38,799)	(613,231)	(109,293)	100,271

Reinvested capital gains	-	-	83,208	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(45,188)	25,003	(39,948)	(41,849)	(38,702)	(611,923)	(99,802)	100,271

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV
Reinvested dividends	$-	-	-	124	-	-	-	-

Net investment income (loss)	-	-	-	124	-	-	-	-

Realized gain (loss) on investments	(202,600)	77,903	13,541	(90,126)	(69,439)	(69,317)	(112,690)	(58,894)
Change in unrealized gain (loss) on investments	33,500	(181,712)	(109,089)	(32,131)	(59,817)	(32,164)	53,375	(44,641)

Net gain (loss) on investments	(169,100)	(103,809)	(95,548)	(122,257)	(129,256)	(101,481)	(59,315)	(103,535)

Reinvested capital gains	-	-	-	-	60,341	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(169,100)	(103,809)	(95,548)	(122,133)	(68,915)	(101,481)	(59,315)	(103,535)

Investment Activity:	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	SCGF2
Reinvested dividends	$-	-	261	-	8,371	-	-

Net investment income (loss)	-	-	261	-	8,371	-	-

Realized gain (loss) on investments	(11,701)	(9,847)	(27,200)	(74,500)	44,752	5,258	1
Change in unrealized gain (loss) on investments	7,113	(16,213)	(2,540)	8,974	23,478	(5,627)	(1)

Net gain (loss) on investments	(4,588)	(26,060)	(29,740)	(65,526)	68,230	(369)	-

Reinvested capital gains	-	7,380	742	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,588)	(18,680)	(28,737)	(65,526)	76,601	(369)	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		HIBF3		TRF2		TRF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$555,671	458,834	178,994	293,378	20	46	300	395
Realized gain (loss) on investments	(862,728)	1,280,729	111,343	499,679	(1,035)	(642)	2,435	(3,207)
Change in unrealized gain (loss) on investments	(1,451,128)	292,286	(62,267)	(347,473)	1,090	1,389	(761)	7,681
Reinvested capital gains	302,042	31,119	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,456,143)	2,062,968	228,070	445,584	75	793	1,974	4,869

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,502,282	4,500,727	165,996	444,386	-	-	815	8,252
Transfers between funds	-	-	540,213	375,268	-	(1,148)	39,815	(1,941)
Surrenders (note 6)	(3,594,321)	(2,281,291)	(68,517)	(65,882)	(3,777)	-	(31,561)	-
Death Benefits (note 4)	(27,999)	(34,504)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	147,326	(864,632)	(56,021)	(214,509)	-	-	-	-
Deductions for surrender charges (note 2d)	(194,221)	(207,371)	(1,250)	(3,561)	(334)	-	(2,770)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,768,457)	(3,013,791)	(139,086)	(160,359)	(247)	(631)	(1,192)	(3,520)
Asset charges (note 3)	(184,250)	(187,931)	(10,369)	(11,244)	(15)	(34)	(107)	(197)
Adjustments to maintain reserves	5,192	417,418	5	4,127	(1)	(8)	5	(6)

Net equity transactions	(4,114,448)	(1,671,375)	430,971	368,226	(4,374)	(1,821)	5,005	2,588

Net change in contract owners’ equity	(5,570,591)	391,593	659,041	813,810	(4,299)	(1,028)	6,979	7,457
Contract owners’ equity beginning of period	55,640,187	55,248,594	4,060,151	3,246,341	6,408	7,436	42,279	34,822

Contract owners’ equity end of period	$50,069,596	55,640,187	4,719,192	4,060,151	2,109	6,408	49,258	42,279

CHANGES IN UNITS:
Beginning units	4,813,948	5,280,709	309,139	279,704	497	653	3,699	3,457
Units purchased	1,468,193	1,608,596	56,951	63,942	-	-	3,601	800
Units redeemed	(1,939,608)	(2,075,357)	(19,948)	(34,507)	(334)	(156)	(3,024)	(558)

Ending units	4,342,533	4,813,948	346,142	309,139	163	497	4,276	3,699

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GBF		GBF3		GVIDA		GVIDA6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$882	898	48,122	37,169	1	-	26,248	7,344
Realized gain (loss) on investments	15	67	8	32,828	-	-	83,820	33,617
Change in unrealized gain (loss) on investments	1,111	(641)	27,325	(17,327)	2	2	(182,123)	96,400
Reinvested capital gains	88	1,125	6,326	23,609	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,096	1,449	81,781	76,279	3	2	(72,055)	137,361

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	69,295	284,611	54	-	231,401	91,035
Transfers between funds	-	-	1,138,533	(777,182)	-	-	281,175	580,407
Surrenders (note 6)	-	-	(56,211)	(118,502)	-	-	(22,528)	(32,126)
Death Benefits (note 4)	-	-	-	(431)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(31,860)	(3,639)	-	-	(2,211)	226
Deductions for surrender charges (note 2d)	-	-	(3,065)	(6,344)	-	-	(3,823)	(10,986)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,878)	(1,960)	(101,124)	(67,383)	(1)	(1)	(110,958)	(52,585)
Asset charges (note 3)	(150)	(156)	(4,991)	(4,483)	-	-	(6,612)	(2,398)
Adjustments to maintain reserves	1	1	(6)	3	(4)	3	(2)	(5)

Net equity transactions	(2,027)	(2,115)	1,010,571	(693,350)	49	2	366,442	573,568

Net change in contract owners’ equity	69	(666)	1,092,352	(617,071)	52	4	294,387	710,929
Contract owners’ equity beginning of period	29,906	30,572	636,641	1,253,712	28	24	1,135,669	424,740

Contract owners’ equity end of period	$29,975	29,906	1,728,993	636,641	80	28	1,430,056	1,135,669

CHANGES IN UNITS:
Beginning units	2,122	2,273	48,843	100,792	2	2	88,758	38,031
Units purchased	-	-	88,718	22,061	4	-	38,971	59,374
Units redeemed	(139)	(151)	(13,890)	(74,010)	-	-	(11,383)	(8,647)

Ending units	1,983	2,122	123,671	48,843	6	2	116,346	88,758

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDC6		GVIDM		GVIDM6		GVDMA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$41,263	5,231	61	64	11,993	9,404	538	636
Realized gain (loss) on investments	(26,994)	2,931	-	(177)	6,891	(50,753)	(638)	(2,543)
Change in unrealized gain (loss) on investments	(13,148)	6,034	(63)	423	(27,816)	88,233	(610)	4,975
Reinvested capital gains	1,122	620	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,243	14,816	(2)	310	(8,932)	46,884	(710)	3,068

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,213	13,258	-	-	47,976	59,062	-	-
Transfers between funds	1,726,101	256,845	-	(1,098)	813,694	12,836	-	-
Surrenders (note 6)	(13,542)	(36,285)	-	-	(72,615)	(13,253)	7	(8,121)
Death Benefits (note 4)	(8,452)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(68,179)	(9,524)	-	-	(506,781)	(12,908)	(4,238)	(323)
Deductions for surrender charges (note 2d)	(2,275)	(5,678)	-	-	(2,346)	(2,673)	(10)	(1,232)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,781)	(33,841)	-	(29)	(54,041)	(49,299)	(821)	(1,316)
Asset charges (note 3)	(3,785)	(1,217)	-	(3)	(2,537)	(2,270)	(108)	(147)
Adjustments to maintain reserves	2	(6)	1	3	6	(29)	3	(9)

Net equity transactions	1,581,302	183,552	1	(1,127)	223,356	(8,534)	(5,167)	(11,148)

Net change in contract owners’ equity	1,583,545	198,368	(1)	(817)	214,424	38,350	(5,877)	(8,080)
Contract owners’ equity beginning of period	362,402	164,034	2,841	3,658	502,630	464,280	28,664	36,744

Contract owners’ equity end of period	$1,945,947	362,402	2,840	2,841	717,054	502,630	22,787	28,664

CHANGES IN UNITS:
Beginning units	28,819	13,818	208	297	39,081	40,018	2,061	2,981
Units purchased	133,997	21,979	-	-	68,686	5,997	-	-
Units redeemed	(12,490)	(6,978)	-	(89)	(51,992)	(6,934)	(387)	(920)

Ending units	150,326	28,819	208	208	55,775	39,081	1,674	2,061

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDMA6		GVDMC6		NVMMG1		SCGF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$12,326	10,391	4,527	2,016	-	-	-	-
Realized gain (loss) on investments	35,410	39,477	2,418	2,523	824	3,511	1	-
Change in unrealized gain (loss) on investments	(61,933)	23,929	(2,452)	8,813	(964)	(2,408)	(1)	1
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,197)	73,797	4,493	13,352	(140)	1,103	-	1

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	100,787	100,250	13,898	20,275	-	-	-	-
Transfers between funds	3,655	(30,603)	(12,998)	144,833	(2,195)	-	-	-
Surrenders (note 6)	(112,387)	(37,469)	(893)	(57)	-	(15,228)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(16,755)	3,248	(592)	(289)	-	-	-	-
Deductions for surrender charges (note 2d)	(8,791)	(5,161)	-	-	-	(1,183)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,490)	(55,806)	(11,727)	(11,356)	(173)	(209)	-	-
Asset charges (note 3)	(2,883)	(2,727)	(739)	(532)	(20)	(19)	-	-
Adjustments to maintain reserves	(10)	(84)	4	(32)	8	(3)	-	11

Net equity transactions	(90,874)	(28,352)	(13,047)	152,842	(2,380)	(16,642)	-	11

Net change in contract owners’ equity	(105,071)	45,445	(8,554)	166,194	(2,520)	(15,539)	-	12
Contract owners’ equity beginning of period	659,618	614,173	205,601	39,407	3,606	19,145	12	-

Contract owners’ equity end of period	$554,547	659,618	197,047	205,601	1,086	3,606	12	12

CHANGES IN UNITS:
Beginning units	51,103	53,728	16,071	3,341	229	1,542	1	-
Units purchased	8,301	9,036	1,066	13,731	-	-	-	1
Units redeemed	(15,500)	(11,661)	(2,061)	(1,001)	(157)	(1,313)	-	-

Ending units	43,904	51,103	15,076	16,071	72	229	1	1

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCGF3		SCVF2		SCVF3		SCF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	2	3	95	141	85	10
Realized gain (loss) on investments	(56)	(67)	(13)	(21)	(15)	(3,090)	(145)	(240)
Change in unrealized gain (loss) on investments	50	2,613	(34)	199	(1,260)	8,020	(1,007)	4,027
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6)	2,546	(45)	181	(1,180)	5,071	(1,067)	3,797

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	457	1,887	-	-	1,262	2,686	-	-
Transfers between funds	-	373	-	-	-	(6,380)	-	-
Surrenders (note 6)	(504)	-	-	-	-	(1)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(162)	(137)
Deductions for surrender charges (note 2d)	(43)	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(177)	(193)	(46)	(54)	(554)	(751)	(354)	(319)
Asset charges (note 3)	(52)	(43)	(4)	(4)	(93)	(97)	(71)	(65)
Adjustments to maintain reserves	(3)	(2)	(13)	5	10	(5)	(8)	(1)

Net equity transactions	(322)	2,022	(63)	(53)	625	(4,548)	(595)	(522)

Net change in contract owners’ equity	(328)	4,568	(108)	128	(555)	523	(1,662)	3,275
Contract owners’ equity beginning of period	12,899	8,331	856	728	23,206	22,683	18,869	15,594

Contract owners’ equity end of period	$12,571	12,899	748	856	22,651	23,206	17,207	18,869

CHANGES IN UNITS:
Beginning units	1,105	895	53	57	1,712	2,118	1,097	1,133
Units purchased	39	234	-	-	98	234	-	-
Units redeemed	(60)	(24)	(4)	(4)	(48)	(640)	(35)	(36)

Ending units	1,084	1,105	49	53	1,762	1,712	1,062	1,097

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCF3		NVMM2		ACVIG2		ACVIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$558	267	11	35	78	72	1,549	1,647
Realized gain (loss) on investments	4,825	21,170	-	-	(121)	(136)	6,841	(30,176)
Change in unrealized gain (loss) on investments	(18,267)	(16,612)	-	-	209	824	(9,969)	41,834
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,884)	4,825	11	35	166	760	(1,579)	13,305

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,047	9,431	963,944	2,056,115	-	-	7,925	18,597
Transfers between funds	(4,484)	(309,336)	4,159,430	(9,774,487)	-	-	3,571	(21,666)
Surrenders (note 6)	(1,854)	(25,748)	(2,403,235)	(822,447)	-	(174)	(34)	(19,080)
Death Benefits (note 4)	-	-	(968)	(30,318)	-	-	-	-
Net policy repayments (loans) (note 5)	164	(3,616)	1,825,023	(518,632)	(319)	-	(730)	(493)
Deductions for surrender charges (note 2d)	(138)	(3,932)	(116,330)	(86,032)	-	-	-	(652)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,865)	(7,421)	(939,773)	(1,042,133)	(205)	(210)	(6,814)	(7,134)
Asset charges (note 3)	(478)	(594)	(63,943)	(70,493)	(20)	(20)	(491)	(517)
Adjustments to maintain reserves	2	(1)	(1)	2	(7)	4	(3)	(1)

Net equity transactions	(5,606)	(341,217)	3,424,147	(10,288,425)	(551)	(400)	3,424	(30,946)

Net change in contract owners’ equity	(18,490)	(336,392)	3,424,158	(10,288,390)	(385)	360	1,845	(17,641)
Contract owners’ equity beginning of period	93,028	429,420	15,426,790	25,715,180	6,119	5,759	98,054	115,695

Contract owners’ equity end of period	$74,538	93,028	18,850,948	15,426,790	5,734	6,119	99,899	98,054

CHANGES IN UNITS:
Beginning units	6,657	38,518	1,542,677	2,571,518	461	494	8,820	11,879
Units purchased	567	842	608,215	282,295	-	-	636	1,836
Units redeemed	(1,577)	(32,703)	(265,801)	(1,311,136)	(41)	(33)	(741)	(4,895)

Ending units	5,647	6,657	1,885,091	1,542,677	420	461	8,715	8,820

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVU2		ACVU3		ACVV2		ACVV3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	44	-	363	434	452	6,480	7,999
Realized gain (loss) on investments	(14)	(81)	(663)	(4,982)	(378)	(2,311)	(6,426)	(29,388)
Change in unrealized gain (loss) on investments	145	1,954	1,388	12,527	140	4,658	963	67,519
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	131	1,917	725	7,908	196	2,799	1,017	46,130

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	3,695	5,138	-	-	31,651	36,048
Transfers between funds	-	-	3,917	(14,027)	-	(4,836)	(50,106)	21,251
Surrenders (note 6)	-	-	(2,069)	(2,823)	-	-	(38,033)	(5,376)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(116)	(98)	(2,244)	(4,922)	(126)	(111)	(8,691)	(2,373)
Deductions for surrender charges (note 2d)	-	-	(119)	(978)	(10)	-	(2,719)	(889)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(271)	(236)	(4,620)	(5,386)	(768)	(887)	(24,919)	(26,452)
Asset charges (note 3)	(54)	(49)	(301)	(318)	(101)	(103)	(1,639)	(1,728)
Adjustments to maintain reserves	(4)	5	(4)	5	-	7	1	(13)

Net equity transactions	(445)	(378)	(1,745)	(23,311)	(1,005)	(5,930)	(94,455)	20,468

Net change in contract owners’ equity	(314)	1,539	(1,020)	(15,403)	(809)	(3,131)	(93,438)	66,598
Contract owners’ equity beginning of period	13,994	12,455	55,354	70,757	23,592	26,723	386,368	319,770

Contract owners’ equity end of period	$13,680	13,994	54,334	55,354	22,783	23,592	292,930	386,368

CHANGES IN UNITS:
Beginning units	1,104	1,138	4,687	6,956	1,598	2,046	31,918	29,962
Units purchased	-	-	649	527	-	-	2,663	5,328
Units redeemed	(34)	(34)	(784)	(2,796)	(68)	(448)	(10,625)	(3,372)

Ending units	1,070	1,104	4,552	4,687	1,530	1,598	23,956	31,918

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FC2		FC2R		FEI2		FEI2R
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$298	362	4,004	6,260	570	377	6,081	5,123
Realized gain (loss) on investments	(477)	(2,536)	109,134	(67,153)	(186)	(4,239)	34,329	23,496
Change in unrealized gain (loss) on investments	(833)	8,538	(167,267)	138,736	(211)	7,816	(39,454)	19,430
Reinvested capital gains	-	16	-	284	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,012)	6,380	(54,129)	78,127	173	3,954	956	48,049

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	86,455	70,475	-	-	26,894	36,029
Transfers between funds	-	(1,576)	27,937	(274,949)	-	(4,837)	(56,504)	68,370
Surrenders (note 6)	-	(8,284)	(51,884)	(58,696)	-	(6,397)	(36,001)	(37,654)
Death Benefits (note 4)	-	-	-	(806)	-	-	-	-
Net policy repayments (loans) (note 5)	(678)	(171)	(132,814)	(997)	(118)	(101)	31	2,822
Deductions for surrender charges (note 2d)	(11)	(332)	(1,592)	(6,421)	-	(265)	(2,622)	(2,863)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(968)	(1,046)	(40,662)	(38,578)	(778)	(954)	(20,037)	(20,948)
Asset charges (note 3)	(143)	(146)	(3,025)	(2,822)	(90)	(99)	(1,387)	(1,380)
Adjustments to maintain reserves	(9)	6	11	(2)	4	1	1	(18)

Net equity transactions	(1,809)	(11,549)	(115,574)	(312,796)	(982)	(12,652)	(89,625)	44,358

Net change in contract owners’ equity	(2,821)	(5,169)	(169,703)	(234,669)	(809)	(8,698)	(88,669)	92,407
Contract owners’ equity beginning of period	38,505	43,674	671,785	906,454	24,774	33,472	349,643	257,236

Contract owners’ equity end of period	$35,684	38,505	502,082	671,785	23,965	24,774	260,974	349,643

CHANGES IN UNITS:
Beginning units	2,204	2,923	47,329	74,682	1,824	2,832	30,689	25,943
Units purchased	-	-	6,002	8,268	-	-	2,381	10,638
Units redeemed	(103)	(719)	(16,944)	(35,621)	(71)	(1,008)	(10,324)	(5,892)

Ending units	2,101	2,204	36,387	47,329	1,753	1,824	22,746	30,689

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FG2		FG2R		RSRF		RBKF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8	2	131	98	-	-	657	1,872
Realized gain (loss) on investments	23	(191)	32,925	(16,370)	65,047	6,682	115,522	(9,210)
Change in unrealized gain (loss) on investments	(46)	1,749	(35,337)	42,806	(91,004)	55,446	(6,605)	8,401
Reinvested capital gains	23	22	484	440	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8	1,582	(1,797)	26,974	(25,957)	62,128	109,574	1,063

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	8,047	12,022	73,303	90,725	1,190	2,591
Transfers between funds	-	-	10,418	(30,677)	(145,896)	(302,452)	407,312	(15,353)
Surrenders (note 6)	-	(2,966)	(20,232)	(8,267)	(26,862)	(23,301)	(6,127)	(3,084)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(6,825)	(289)	(70,349)	(912)	(9)	(372)
Deductions for surrender charges (note 2d)	-	(123)	(740)	(1,003)	(1,502)	(3,865)	(597)	(135)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(353)	(395)	(10,155)	(10,609)	(28,283)	(33,406)	(8,240)	(7,190)
Asset charges (note 3)	(30)	(31)	(725)	(646)	(1,840)	(2,103)	(745)	(594)
Adjustments to maintain reserves	(8)	(1)	3	(2)	(1)	(2)	27	(2)

Net equity transactions	(391)	(3,516)	(20,209)	(39,471)	(201,430)	(275,316)	392,811	(24,139)

Net change in contract owners’ equity	(383)	(1,934)	(22,006)	(12,497)	(227,387)	(213,188)	502,385	(23,076)
Contract owners’ equity beginning of period	6,547	8,481	132,627	145,124	521,506	734,694	147,900	170,976

Contract owners’ equity end of period	$6,164	6,547	110,621	132,627	294,119	521,506	650,285	147,900

CHANGES IN UNITS:
Beginning units	498	799	10,462	14,179	34,144	53,493	22,566	29,488
Units purchased	-	-	1,257	1,149	5,968	6,647	107,629	483
Units redeemed	(29)	(301)	(2,991)	(4,866)	(19,503)	(25,996)	(2,617)	(7,405)

Ending units	469	498	8,728	10,462	20,609	34,144	127,578	22,566

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RBMF		RBF		RVCMD		RCPF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	2,563	-	-	164,203	-	3,900	1,921
Realized gain (loss) on investments	(156,478)	109,124	44,896	26,321	(300,299)	51,325	32,886	4,892
Change in unrealized gain (loss) on investments	(20,685)	(18,197)	(92,031)	126,795	(19,101)	12,215	6,235	(1,275)
Reinvested capital gains	35,962	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(141,201)	93,490	(47,135)	153,116	(155,197)	63,540	43,021	5,538

Equity transactions:
Purchase payments received from contract owner (notes 2a and 6)	21,450	25,863	22,056	19,734	(4,217)	19,726	11,477	31,326
Transfers between funds	382,849	81,092	(3,003,871)	1,250,099	15,502	50,678	176,626	113,895
Surrenders (note 6)	(17,632)	(30,054)	(2,936)	(10,664)	(46,168)	(9,501)	(12,128)	(20,839)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,489	(14,373)	(4,597)	(1,426)	(2,108)	(1,505)	(464)	(1,485)
Deductions for surrender charges (note 2d)	(3,418)	(3,512)	(629)	(1,127)	(316)	(566)	(1,807)	(145)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,431)	(35,190)	(26,600)	(71,017)	(19,654)	(16,719)	(15,827)	(9,446)
Asset charges (note 3)	(2,042)	(1,749)	(1,802)	(4,865)	(1,804)	(1,374)	(977)	(366)
Adjustments to maintain reserves	(1,910)	(147)	(11)	192	(1,588)	7	4	11

Net equity transactions	350,355	21,930	(3,018,390)	1,180,926	(60,353)	40,746	156,904	112,951

Net change in contract owners’ equity	209,154	115,420	(3,065,525)	1,334,042	(215,550)	104,286	199,925	118,489
Contract owners’ equity beginning of period	592,532	477,112	3,331,693	1,997,651	460,367	356,081	180,562	62,073

Contract owners’ equity end of period	$801,686	592,532	266,168	3,331,693	244,817	460,367	380,487	180,562

CHANGES IN UNITS:
Beginning units	22,923	23,381	247,371	164,194	74,744	62,454	10,556	4,256
Units purchased	16,376	3,996	1,596	90,133	1,979	18,748	10,680	8,277
Units redeemed	(2,174)	(4,454)	(231,097)	(6,956)	(34,146)	(6,458)	(1,683)	(1,977)

Ending units	37,125	22,923	17,870	247,371	42,577	74,744	19,553	10,556

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RVLDD		RELF		RENF		RESF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	1,158	-	-	-	3,797	-	-
Realized gain (loss) on investments	73,870	1,347	11,683	190,778	38,355	23,350	(171,358)	159,082
Change in unrealized gain (loss) on investments	(501)	(6,776)	(27,979)	(5,179)	(133,309)	100,814	(15,003)	12,975
Reinvested capital gains	-	-	54,975	5,003	3,193	-	48,198	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,369	(4,271)	38,679	190,602	(91,761)	127,961	(138,163)	172,057

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,341	38,307	(2,429)	1,842	35,577	45,326	30,431	37,450
Transfers between funds	614,460	28,019	154,939	(216,894)	(258,894)	172,863	321,993	129,789
Surrenders (note 6)	(20,670)	(14,300)	(3,123)	(8,304)	(10,679)	(39,192)	(42,828)	(33,165)
Death Benefits (note 4)	-	-	(1,966)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(39,497)	(12,986)	225	561	(9,461)	(1,706)	(3,697)	(1,882)
Deductions for surrender charges (note 2d)	(1,498)	(1,665)	(259)	(137)	(1,512)	(2,429)	(1,340)	(1,803)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,207)	(27,778)	(6,187)	(3,775)	(33,881)	(39,744)	(30,988)	(28,585)
Asset charges (note 3)	(1,208)	(1,086)	(314)	(192)	(2,723)	(2,413)	(2,678)	(1,668)
Adjustments to maintain reserves	(6)	144	(8,103)	2	431	(920)	248	(3)

Net equity transactions	542,715	8,655	132,783	(226,897)	(281,142)	131,785	271,141	100,133

Net change in contract owners’ equity	616,084	4,384	171,462	(36,295)	(372,903)	259,746	132,978	272,190
Contract owners’ equity beginning of period	247,605	243,221	29,992	66,287	844,144	584,398	655,436	383,246

Contract owners’ equity end of period	$863,689	247,605	201,454	29,992	471,241	844,144	788,414	655,436

CHANGES IN UNITS:
Beginning units	25,704	31,456	3,679	8,908	30,699	25,302	24,044	17,721
Units purchased	64,704	2,088	27,396	338	1,184	9,128	11,179	9,225
Units redeemed	(8,218)	(7,840)	(1,485)	(5,567)	(13,681)	(3,731)	(3,338)	(2,902)

Ending units	82,190	25,704	29,590	3,679	18,202	30,699	31,885	24,044

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RLCE		RFSF		RUGB		RHCF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	12,498	97	1,750	21,503	14,592	-	637
Realized gain (loss) on investments	8,498	(167,251)	18,650	(60,998)	346,658	(150,364)	(44,927)	10,946
Change in unrealized gain (loss) on investments	(61,807)	12,952	(1,660)	2,299	22,925	15,037	7,557	(14,049)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(53,309)	(141,801)	17,087	(56,949)	391,086	(120,735)	(37,370)	(2,466)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,607	46,705	4,755	5,965	51,614	21,524	28,589	19,379
Transfers between funds	(550,008)	618,130	(45,664)	67,872	(46,860)	252,798	98,502	121,695
Surrenders (note 6)	(16,022)	(16,644)	(3,095)	(7,620)	(26,300)	(14,880)	(25,998)	(35,225)
Death Benefits (note 4)	-	-	-	-	-	(403)	-	-
Net policy repayments (loans) (note 5)	(9,548)	(955)	(1,870)	(567)	(146,270)	(19,353)	(242)	7,223
Deductions for surrender charges (note 2d)	(1,315)	(1,672)	(2)	-	(247)	(2,319)	(1,323)	(1,496)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,572)	(29,780)	(4,452)	(4,261)	(50,612)	(32,137)	(22,009)	(14,566)
Asset charges (note 3)	(2,322)	(1,981)	(411)	(329)	(3,598)	(2,294)	(1,432)	(888)
Adjustments to maintain reserves	(22)	(73)	8	2	13,873	19,957	5	217

Net equity transactions	(571,202)	613,730	(50,731)	61,062	(208,400)	222,893	76,092	96,339

Net change in contract owners’ equity	(624,511)	471,929	(33,644)	4,113	182,686	102,158	38,722	93,873
Contract owners’ equity beginning of period	942,045	470,116	83,036	78,923	388,634	286,476	274,444	180,571

Contract owners’ equity end of period	$317,534	942,045	49,392	83,036	571,320	388,634	313,166	274,444

CHANGES IN UNITS:
Beginning units	74,540	33,190	9,221	10,023	27,639	22,432	19,589	13,761
Units purchased	3,365	45,509	677	2,645	3,517	10,153	5,305	9,190
Units redeemed	(48,299)	(4,159)	(3,451)	(3,447)	(2,438)	(4,946)	(3,542)	(3,362)

Ending units	29,606	74,540	6,447	9,221	28,718	27,639	21,352	19,589

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RINF		RVIDD		RJNF		RVIMC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	2,938	(15,285)	(42,459)	(176,706)	(54,047)	(21,048)	(292,041)	(81,028)
Change in unrealized gain (loss) on investments	547	(3,150)	11,030	(2,738)	1,652	(9,222)	217,853	(229,189)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,485	(18,435)	(31,429)	(179,444)	(52,395)	(30,270)	(74,188)	(310,217)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1,516)	4,548	2,516	240	15,256	14,468	593	(348,088)
Transfers between funds	(94,886)	132,707	(79,521)	394,967	(45,541)	134,398	(1,672,573)	1,077,729
Surrenders (note 6)	(5,875)	(3,054)	(350)	(64)	(10,574)	(3,609)	(428)	(4,720)
Death Benefits (note 4)	(1,947)	-	-	-	(1,914)	-	-	-
Net policy repayments (loans) (note 5)	2,044	(668)	(64,104)	(70,794)	(30,051)	(5,926)	(14)	(1,344)
Deductions for surrender charges (note 2d)	(840)	(48)	-	(1)	-	(262)	(9)	(671)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,004)	(5,487)	(18,508)	(38,332)	(12,259)	(12,049)	(5,579)	(41,326)
Asset charges (note 3)	(505)	(240)	(719)	(1,265)	(876)	(812)	(432)	(3,271)
Adjustments to maintain reserves	(46)	3	(5)	428	(4)	1,839	(7,879)	283,826

Net equity transactions	(112,575)	127,761	(160,691)	285,179	(85,963)	128,047	(1,686,321)	962,135

Net change in contract owners’ equity	(109,090)	109,326	(192,120)	105,735	(138,358)	97,777	(1,760,509)	651,918
Contract owners’ equity beginning of period	136,068	26,742	272,093	166,358	221,609	123,832	1,775,166	1,123,248

Contract owners’ equity end of period	$26,978	136,068	79,973	272,093	83,251	221,609	14,657	1,775,166

CHANGES IN UNITS:
Beginning units	7,752	1,840	68,440	29,170	37,782	18,408	358,241	169,355
Units purchased	89	6,503	812	61,980	3,248	23,541	137	197,510
Units redeemed	(6,096)	(591)	(41,668)	(22,710)	(20,626)	(4,167)	(355,186)	(8,624)

Ending units	1,745	7,752	27,584	68,440	20,404	37,782	3,192	358,241

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RAF		RVISC		RUF		RLCJ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	51,358	(396,101)	390,969	(125,332)	(73,856)	(107,551)	(129,285)	15,651
Change in unrealized gain (loss) on investments	61	1,046	(1,880)	3,267	(6,315)	(5,593)	(41,844)	30,187
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,419	(395,055)	389,089	(122,065)	(80,171)	(113,144)	(171,129)	45,838

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,136	71,589	(169,222)	5,832	1,846	8,584	14,590	21,485
Transfers between funds	6,335	428,045	(191,650)	115,645	32,206	475,134	(42,670)	65,609
Surrenders (note 6)	(10,001)	(26,244)	(5,029)	(24,010)	(656)	(5,547)	(1,906)	(11,650)
Death Benefits (note 4)	-	(276)	-	(415)	-	(577)	-	-
Net policy repayments (loans) (note 5)	(436)	15,258	(2,984)	(1,571)	(23,023)	(45,332)	(3,518)	676
Deductions for surrender charges (note 2d)	(2,373)	(5,999)	(1,293)	(1,006)	(617)	(603)	(949)	(1,131)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,561)	(87,553)	(33,888)	(19,300)	(17,882)	(28,656)	(14,067)	(21,118)
Asset charges (note 3)	(711)	(4,501)	(1,709)	(922)	(1,123)	(1,696)	(909)	(1,188)
Adjustments to maintain reserves	-	5,203	1,294	247	(5)	260	273	(4,990)

Net equity transactions	(12,611)	395,522	(404,481)	74,500	(9,254)	401,567	(49,156)	47,693

Net change in contract owners’ equity	38,808	467	(15,392)	(47,565)	(89,425)	288,423	(220,285)	93,531
Contract owners’ equity beginning of period	44,931	44,464	87,753	135,318	530,354	241,931	282,948	189,417

Contract owners’ equity end of period	$83,739	44,931	72,361	87,753	440,929	530,354	62,663	282,948

CHANGES IN UNITS:
Beginning units	9,042	7,045	18,802	20,984	83,300	31,555	21,949	17,004
Units purchased	15,489	19,982	1,008	6,584	-	63,038	1,565	8,066
Units redeemed	(5,791)	(17,985)	(3,028)	(8,766)	(7,159)	(11,293)	(16,673)	(3,121)

Ending units	18,740	9,042	16,782	18,802	76,141	83,300	6,841	21,949

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RLF		RMED		RVARS		RVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	185	-	-	-	-	-	-
Realized gain (loss) on investments	(18,413)	17,041	12,818	69,702	25,769	(4,374)	43,867	50,014
Change in unrealized gain (loss) on investments	7,756	(1,824)	(58,006)	48,693	(766)	9,685	(167,023)	(24,926)
Reinvested capital gains	-	-	-	-	-	-	83,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,657)	15,402	(45,188)	118,395	25,003	5,311	(39,948)	25,088

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,342	50,426	41,568	46,331	33,821	35,129	43,910	148,292
Transfers between funds	(475,097)	652,222	573,103	(237,749)	133,984	(258,914)	(3,028,958)	1,242,912
Surrenders (note 6)	(2,508)	(3,590)	(31,783)	(23,537)	(17,118)	(19,301)	(6,659)	(32,153)
Death Benefits (note 4)	-	-	-	-	-	(694)	(2,992)	-
Net policy repayments (loans) (note 5)	1,786	(131)	(5,565)	(3,164)	(3,020)	(154)	(13,552)	274
Deductions for surrender charges (note 2d)	(314)	(149)	(2,496)	(2,224)	(1,001)	(3,572)	(914)	(3,687)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,623)	(12,370)	(34,432)	(34,468)	(15,004)	(12,405)	(63,812)	(111,256)
Asset charges (note 3)	(647)	(537)	(1,953)	(1,751)	(856)	(684)	(3,494)	(5,548)
Adjustments to maintain reserves	(50)	(9)	(9)	(174)	2	1	271	41,779

Net equity transactions	(483,111)	685,862	538,433	(256,736)	130,808	(260,594)	(3,076,200)	1,280,613

Net change in contract owners’ equity	(493,768)	701,264	493,245	(138,341)	155,811	(255,283)	(3,116,148)	1,305,701
Contract owners’ equity beginning of period	755,368	54,104	414,897	553,238	113,443	368,726	3,659,594	2,353,893

Contract owners’ equity end of period	$261,600	755,368	908,142	414,897	269,254	113,443	543,446	3,659,594

CHANGES IN UNITS:
Beginning units	52,764	4,926	24,069	44,146	12,712	43,872	266,759	234,893
Units purchased	115	49,173	37,351	3,784	20,533	4,170	6,160	47,397
Units redeemed	(35,043)	(1,335)	(4,409)	(23,861)	(4,060)	(35,330)	(233,036)	(15,531)

Ending units	17,836	52,764	57,011	24,069	29,185	12,712	39,883	266,759

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ROF		RNF		RPMF		RREF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	97	373	1,308	222	9,491	11,960
Realized gain (loss) on investments	(30,135)	29,998	(43,649)	97,287	(594,703)	885,104	(109,387)	153
Change in unrealized gain (loss) on investments	(11,714)	(31,410)	4,850	(35,294)	(18,528)	(24,254)	94	1,481
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,849)	(1,412)	(38,702)	62,366	(611,923)	861,072	(99,802)	13,594

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,583	79,292	12,466	28,176	58,248	65,549	41,536	98,888
Transfers between funds	144,761	(719,441)	20,398	(273,924)	(252,133)	53,443	(110,166)	334,592
Surrenders (note 6)	(8,618)	(17,772)	(4,048)	(12,310)	(50,883)	(87,799)	(3,551)	(9,701)
Death Benefits (note 4)	-	-	-	-	-	(584)	-	-
Net policy repayments (loans) (note 5)	(24,417)	(1,150)	(4,300)	(683)	4,805	(16,155)	(2,195)	(9,136)
Deductions for surrender charges (note 2d)	(310)	(2,633)	(1,094)	(1,999)	(4,770)	(7,201)	(57)	(691)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,480)	(49,467)	(16,833)	(20,885)	(77,348)	(91,247)	(31,140)	(27,531)
Asset charges (note 3)	(2,786)	(2,914)	(1,130)	(1,417)	(6,513)	(7,269)	(1,830)	(1,672)
Adjustments to maintain reserves	181	(484)	1,126	234	549	(53)	(8)	97

Net equity transactions	104,914	(714,569)	6,585	(282,808)	(328,045)	(91,316)	(107,411)	384,846

Net change in contract owners’ equity	63,065	(715,981)	(32,117)	(220,442)	(939,968)	769,756	(207,213)	398,440
Contract owners’ equity beginning of period	559,338	1,275,319	189,704	410,146	2,099,859	1,330,103	611,149	212,709

Contract owners’ equity end of period	$622,403	559,338	157,587	189,704	1,159,891	2,099,859	403,936	611,149

CHANGES IN UNITS:
Beginning units	36,327	98,137	15,731	40,801	88,888	77,742	41,152	17,884
Units purchased	8,232	5,654	-	2,864	3,224	23,824	2,802	26,925
Units redeemed	(4,994)	(67,464)	(2,509)	(27,934)	(27,375)	(12,678)	(17,357)	(3,657)

Ending units	39,565	36,327	13,222	15,731	64,737	88,888	26,597	41,152

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RRF		RMEK		RTF		RVLCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	105,304	(14,471)	(202,600)	(113,773)	77,903	34,905	13,541	53,592
Change in unrealized gain (loss) on investments	(5,033)	(1,678)	33,500	(112,555)	(181,712)	112,460	(109,089)	67,564
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,271	(16,149)	(169,100)	(226,328)	(103,809)	147,365	(95,548)	121,156

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(25)	7,970	(61,194)	59,879	27,669	22,905	42,330	26,280
Transfers between funds	42,864	614,406	(738,830)	537,687	(753,143)	(146,855)	(212,994)	757,489
Surrenders (note 6)	(32,079)	(16,824)	(76,272)	(95,749)	(3,484)	(17,689)	(28,906)	(142,412)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(194)	15,687	(102,558)	4,838	(91,181)	(5,746)	(17,702)	15,065
Deductions for surrender charges (note 2d)	(879)	(35)	(1,561)	(1,316)	(701)	(1,024)	(1,284)	(5,536)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,094)	(17,269)	(81,420)	(93,515)	(67,950)	(69,744)	(42,143)	(27,691)
Asset charges (note 3)	(1,315)	(428)	(4,935)	(6,272)	(3,418)	(3,581)	(3,467)	(1,954)
Adjustments to maintain reserves	(10)	8	6,520	45,442	11	21,793	28	8

Net equity transactions	(3,732)	603,515	(1,060,250)	450,994	(892,197)	(199,941)	(264,138)	621,249

Net change in contract owners’ equity	96,539	587,366	(1,229,350)	224,666	(996,006)	(52,576)	(359,686)	742,405
Contract owners’ equity beginning of period	664,719	77,353	1,777,176	1,552,510	1,550,019	1,602,595	1,081,968	339,563

Contract owners’ equity end of period	$761,258	664,719	547,826	1,777,176	554,013	1,550,019	722,282	1,081,968

CHANGES IN UNITS:
Beginning units	48,818	7,109	118,795	143,052	148,122	192,146	83,235	32,661
Units purchased	7,556	43,151	3,200	-	2,967	7,987	3,247	64,768
Units redeemed	(3,279)	(1,442)	(80,295)	(24,257)	(95,971)	(52,011)	(30,306)	(14,194)

Ending units	53,095	48,818	41,700	118,795	55,118	148,122	56,176	83,235

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RVLCV		RVMCG		RVMCV		RVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$124	3,058	-	-	-	3,619	-	-
Realized gain (loss) on investments	(90,126)	9,034	(69,439)	218,643	(69,317)	18,139	(112,690)	172,929
Change in unrealized gain (loss) on investments	(32,131)	19,089	(59,817)	(42,854)	(32,164)	7,895	53,375	(41,548)
Reinvested capital gains	-	-	60,341	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(122,133)	31,181	(68,915)	175,789	(101,481)	29,653	(59,315)	131,381

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,043	40,366	69,945	60,987	32,536	83,194	34,290	34,091
Transfers between funds	168,653	123,706	(10,002)	427,560	191,241	(198,466)	(692,684)	1,137,998
Surrenders (note 6)	(28,292)	(8,212)	(6,771)	(9,754)	(340)	(20,357)	(23,753)	(5,355)
Death Benefits (note 4)	(3,891)	-	-	-	(3,913)	-	-	-
Net policy repayments (loans) (note 5)	(2,774)	(156)	(93,871)	(2,265)	(67,306)	(2,816)	(8,878)	(2,132)
Deductions for surrender charges (note 2d)	(1,079)	(321)	(1,039)	(2,077)	(61)	(1,705)	(542)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,640)	(16,781)	(57,300)	(42,518)	(21,718)	(33,546)	(40,079)	(26,515)
Asset charges (note 3)	(1,724)	(1,314)	(4,129)	(2,731)	(1,407)	(1,757)	(3,069)	(1,917)
Adjustments to maintain reserves	(9)	(126)	19	6	5	208	9	25

Net equity transactions	143,287	137,162	(103,148)	429,208	129,037	(175,245)	(734,706)	1,136,195

Net change in contract owners’ equity	21,154	168,343	(172,063)	604,997	27,556	(145,592)	(794,021)	1,267,576
Contract owners’ equity beginning of period	421,007	252,664	1,010,705	405,708	382,515	528,107	1,532,846	265,270

Contract owners’ equity end of period	$442,161	421,007	838,642	1,010,705	410,071	382,515	738,825	1,532,846

CHANGES IN UNITS:
Beginning units	34,526	24,930	56,274	29,948	26,172	43,407	104,953	22,776
Units purchased	7,824	13,189	4,101	34,234	10,661	6,135	2,349	88,054
Units redeemed	(4,903)	(3,593)	(13,372)	(7,908)	(6,615)	(23,370)	(58,433)	(5,877)

Ending units	37,447	34,526	47,003	56,274	30,218	26,172	48,869	104,953

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RVSCV		RVSDL		RTEC		RTEL
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	261	2,800
Realized gain (loss) on investments	(58,894)	(53,214)	(11,701)	14,492	(9,847)	49,004	(27,200)	13,093
Change in unrealized gain (loss) on investments	(44,641)	72,631	7,113	(13,880)	(16,213)	(23,762)	(2,540)	1,223
Reinvested capital gains	-	-	-	-	7,380	-	742	-

Net increase (decrease) in contract owners’ equity resulting from operations	(103,535)	19,417	(4,588)	612	(18,680)	25,242	(28,737)	17,116

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,793	21,910	1,413	4,785	6,936	8,385	3,540	12,363
Transfers between funds	(5,807)	298,506	(29,796)	42,082	(67,507)	47,127	(90,667)	107,667
Surrenders (note 6)	(53)	(5,851)	(125)	(7,706)	(25,993)	(20,599)	(42)	(9,145)
Death Benefits (note 4)	-	-	-	-	(1,956)	-	-	-
Net policy repayments (loans) (note 5)	(1,483)	(321)	(1,646)	(8,875)	906	(6,726)	(620)	4,293
Deductions for surrender charges (note 2d)	(1,423)	(276)	-	(338)	(1,895)	-	-	(6)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,957)	(21,375)	(8,061)	(9,971)	(13,745)	(9,867)	(3,725)	(4,978)
Asset charges (note 3)	(1,450)	(1,643)	(585)	(704)	(1,152)	(637)	(356)	(295)
Adjustments to maintain reserves	-	(789)	1	(757)	5	10	(6)	5

Net equity transactions	(12,380)	290,161	(38,799)	18,516	(104,401)	17,693	(91,876)	109,904

Net change in contract owners’ equity	(115,915)	309,578	(43,387)	19,128	(123,081)	42,935	(120,613)	127,020
Contract owners’ equity beginning of period	518,701	209,123	198,433	179,305	227,887	184,952	147,353	20,333

Contract owners’ equity end of period	$402,786	518,701	155,046	198,433	104,806	227,887	26,740	147,353

CHANGES IN UNITS:
Beginning units	38,941	19,640	26,628	22,977	18,535	16,853	11,113	1,756
Units purchased	1,423	26,611	210	7,025	576	5,190	284	10,211
Units redeemed	(6,972)	(7,310)	(5,106)	(3,374)	(9,723)	(3,508)	(9,041)	(854)

Ending units	33,392	38,941	21,732	26,628	9,388	18,535	2,356	11,113

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RTRF		RUTL		RVWDL		RVCEQ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	8,371	5,434	-	-	-	168
Realized gain (loss) on investments	(74,500)	5,911	44,752	7,022	5,258	(18,548)		9,426
Change in unrealized gain (loss) on investments	8,974	(916)	23,478	(383)	(5,627)	9,330	-	(5,216)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,526)	4,995	76,601	12,073	(369)	(9,218)	-	4,378

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,108	72,387	21,839	18,465	6,830	19,666	-	287
Transfers between funds	(50,257)	147,942	610,750	61,051	(22,575)	(68,497)	-	(40,266)
Surrenders (note 6)	(4,364)	(11,781)	(782)	(33,115)	(6,640)	(66)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	3,267	5,471	(399)	24,538	(51)	(714)	-	-
Deductions for surrender charges (note 2d)	(836)	(13)	(325)	(1,668)	(806)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,044)	(21,006)	(16,791)	(14,541)	(5,589)	(7,576)	-	(614)
Asset charges (note 3)	(324)	(888)	(1,438)	(722)	(429)	(455)	-	(44)
Adjustments to maintain reserves	31	18	(39)	(17)	(2)	37	-	1

Net equity transactions	(55,419)	192,130	612,815	53,991	(29,262)	(57,605)	-	(40,636)

Net change in contract owners’ equity	(120,945)	197,125	689,416	66,064	(29,631)	(66,823)	-	(36,258)
Contract owners’ equity beginning of period	328,309	131,184	211,240	145,176	73,673	140,496	-	36,258

Contract owners’ equity end of period	$207,364	328,309	900,656	211,240	44,042	73,673	-	-

CHANGES IN UNITS:
Beginning units	21,629	10,728	12,812	9,411	6,738	12,129	-	4,656
Units purchased	654	13,434	37,418	5,081	601	1,893	-	38
Units redeemed	(6,913)	(2,533)	(3,255)	(1,680)	(3,157)	(7,284)	-	(4,694)

Ending units	15,370	21,629	46,975	12,812	4,182	6,738	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SAM2
	2011	2010
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	46
Transfers between funds	-	(24,183)
Surrenders (note 6)	-	(6)
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	51,801
Deductions for surrender charges (note 2d)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(27,239)
Asset charges (note 3)	-	(418)
Adjustments to maintain reserves	-	(1)

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	-	5,768
Units redeemed	-	(5,768)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001, and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only policies with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Fund - Class II (TRF2)

NVIT Fund - Class III (TRF3)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class III (GBF3)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

NVIT Money Market Fund - Class II (NVMM2)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class II (ACVIG2)

VP Income & Growth Fund - Class III (ACVIG3)

VP Ultra(R) Fund - Class II (ACVU2)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class II (ACVV2)

VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)

VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)

RYDEX FUNDS

Variable Trust: All-Cap Opportunity Fund (RSRF)

Variable Trust: Banking Fund (RBKF)

Variable Trust: Basic Materials Fund (RBMF)

Variable Trust: Biotechnology Fund (RBF)

Variable Trust: Commodities Strategy Fund (RVCMD)

Variable Trust: Consumer Products Fund (RCPF)

Variable Trust: Dow 2x Strategy Fund (RVLDD)

Variable Trust: Electronics Fund (RELF)

Variable Trust: Energy Fund (RENF)

Variable Trust: Energy Services Fund (RESF)

Variable Trust: Europe 1.25x Strategy Fund (RLCE)

Variable Trust: Financial Services Fund (RFSF)

Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust: Health Care Fund (RHCF)

Variable Trust: Internet Fund (RINF)

Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust: Inverse S&P 500 Strategy Fund (RUF)

Variable Trust: Japan 2x Strategy Fund (RLCJ)

Variable Trust: Leisure Fund (RLF)

Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)

Variable Trust: Multi-Hedge Strategies Fund (RVARS)

Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust: NASDAQ-100(R) Fund (ROF)

Variable Trust: Nova Fund (RNF)

Variable Trust: Precious Metals Fund (RPMF)

Variable Trust: Real Estate Fund (RREF)

Variable Trust: Retailing Fund (RRF)

Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust: S&P 500 2x Strategy Fund (RTF)

Variable Trust: S&P 500 Pure Growth Fund (RVLCG)

Variable Trust: S&P 500 Pure Value Fund (RVLCV)

Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust: Technology Fund (RTEC)

Variable Trust: Telecommunications Fund (RTEL)

Variable Trust: Transportation Fund (RTRF)

Variable Trust: Utilities Fund (RUTL)

Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)

* At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(2) Policy Charges

(a) Deductions from Premiums

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). For the periods ended December 31, 2011 and 2010, total front-end sales charge deductions were $118,366 and $200,836, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first and second years, and declines in specified percentages each year thereafter. After the ninth year, the charge is 0%. Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,001 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1) The death benefit will be the greater of the Specified Amount or minimum required death benefit;

2) The death benefit will be the greater of the Specified Amount plus the cash value as of the date of death, or the minimum required death benefit;

3) The death benefit will be the Specified Amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death) or the minimum required death benefit.

For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s variable cash surrender value plus 100.0% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $2,702,222 and $1,297,330, respectively, and total transfers from the Account to the fixed account were $2,554,891 and $2,161,963, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$50,055,940	$0	$0	$50,055,940

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Federated NVIT High Income Bond Fund - Class III (HIBF3)	$7,040,302	$6,430,345
NVIT Fund - Class II (TRF2)	20	4,373
NVIT Fund - Class III (TRF3)	40,326	35,025
NVIT Government Bond Fund - Class I (GBF)	970	2,028
NVIT Government Bond Fund - Class III (GBF3)	2,861,420	1,796,395
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	55	1
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	1,007,870	615,179
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	3,750,878	2,127,194
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	61	-
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	833,349	598,006
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	620	5,251
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	102,993	181,536
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	35,900	44,425
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	32	2,420
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	7	8
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	1,016	1,336
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	10	57
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	1,371	660
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	85	588
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	45,376	50,427
NVIT Money Market Fund - Class II (NVMM2)	145,745,664	142,321,503
VP Income & Growth Fund - Class II (ACVIG2)	78	544
VP Income & Growth Fund - Class III (ACVIG3)	52,550	47,574
VP Ultra(R) Fund - Class II (ACVU2)	-	441
VP Ultra(R) Fund - Class III (ACVU3)	6,528	8,270
VP Value Fund - Class II (ACVV2)	434	1,005
VP Value Fund - Class III (ACVV3)	33,208	121,184
Contrafund Portfolio - Service Class 2 (FC2)	301	1,803
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)	949,402	1,060,984
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	570	986
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)	21,693	105,238
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	34	386
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)	94,061	113,658
Variable Trust: All-Cap Opportunity Fund (RSRF)	699,925	901,352
Variable Trust: Banking Fund (RBKF)	13,770,865	13,377,399
Variable Trust: Basic Materials Fund (RBMF)	10,637,744	10,251,419
Variable Trust: Biotechnology Fund (RBF)	2,428,911	5,447,296
Variable Trust: Commodities Strategy Fund (RVCMD)	22,818,559	22,714,711
Variable Trust: Consumer Products Fund (RCPF)	3,690,614	3,529,802
Variable Trust: Dow 2x Strategy Fund (RVLDD)	7,157,064	6,614,342
Variable Trust: Electronics Fund (RELF)	7,878,850	7,691,092
Variable Trust: Energy Fund (RENF)	12,211,090	12,489,021
Variable Trust: Energy Services Fund (RESF)	16,320,398	16,001,082
Variable Trust: Europe 1.25x Strategy Fund (RLCE)	5,784,498	6,355,696
Variable Trust: Financial Services Fund (RFSF)	6,724,212	6,774,844
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)	39,595,250	39,775,974
Variable Trust: Health Care Fund (RHCF)	7,077,180	7,001,092
Variable Trust: Internet Fund (RINF)	2,058,418	2,170,982
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)	3,227,929	3,388,619
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)	22,723,845	22,809,748
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)	5,685,715	7,088,188
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)	16,482,180	16,494,792
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)	30,588,838	30,993,319
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)	5,547,674	5,556,926
Variable Trust: Japan 2x Strategy Fund (RLCJ)	4,668,425	4,717,588
Variable Trust: Leisure Fund (RLF)	3,180,975	3,664,086
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)	8,278,599	7,740,157
Variable Trust: Multi-Hedge Strategies Fund (RVARS)	1,082,617	951,810
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)	30,454,617	33,447,609
Variable Trust: NASDAQ-100(R) Fund (ROF)	13,398,918	13,294,007
Variable Trust: Nova Fund (RNF)	4,211,034	4,204,356
Variable Trust: Precious Metals Fund (RPMF)	20,005,889	20,332,624
Variable Trust: Real Estate Fund (RREF)	11,569,825	11,667,736
Variable Trust: Retailing Fund (RRF)	18,460,142	18,463,863
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)	30,014,967	31,075,219
Variable Trust: S&P 500 2x Strategy Fund (RTF)	4,825,749	5,717,944
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)	2,575,199	2,839,341
Variable Trust: S&P 500 Pure Value Fund (RVLCV)	1,842,613	1,699,196

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)	6,862,199	6,905,009
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)	1,651,438	1,522,408
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)	6,783,013	7,517,714
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)	1,686,990	1,699,370
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)	3,214,573	3,253,373
Variable Trust: Technology Fund (RTEC)	3,119,277	3,216,303
Variable Trust: Telecommunications Fund (RTEL)	868,065	958,932
Variable Trust: Transportation Fund (RTRF)	6,191,003	6,246,423
Variable Trust: Utilities Fund (RUTL)	7,392,003	6,770,816
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)	4,583,467	4,612,726

Total	$602,658,540	$605,625,136

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.00%	346,142	$13.633689	$4,719,192	5.22%	3.81%
2010	0.00%	309,139	13.133739	4,060,151	8.28%	13.16%
2009	0.00%	279,704	11.606343	3,246,341	8.77%	46.08%
2008	0.00%	274,948	7.945275	2,184,538	9.94%	-28.10%
2007	0.00%	11,908	11.050073	131,584	5.31%	3.17%
NVIT Fund - Class II (TRF2)
2011	0.00%	163	12.941261	2,109	0.63%	0.38%
2010	0.00%	497	12.892491	6,408	0.73%	13.22%
2009	0.00%	653	11.386836	7,436	1.10%	25.56%
2008	0.00%	745	9.069070	6,756	1.18%	-41.61%
2007	0.00%	850	15.531959	13,202	0.83%	7.89%
NVIT Fund - Class III (TRF3)
2011	0.00%	4,276	11.519574	49,258	1.30%	0.79%
2010	0.00%	3,699	11.429731	42,279	1.12%	13.47%
2009	0.00%	3,457	10.072787	34,822	1.35%	26.16%
2008	0.00%	2,677	7.983847	21,373	3.17%	-41.54%
2007	0.00%	1,890	13.657504	25,813	1.76%	8.22%
NVIT Government Bond Fund - Class I (GBF)
2011	0.00%	1,983	15.115772	29,975	2.95%	7.25%
2010	0.00%	2,122	14.093370	29,906	2.92%	4.78%
2009	0.00%	2,273	13.450226	30,572	3.41%	2.69%
2008	0.00%	2,449	13.098136	32,077	4.22%	7.72%
2007	0.00%	2,614	12.159545	31,785	4.42%	7.16%
NVIT Government Bond Fund - Class III (GBF3)
2011	0.00%	123,671	13.980584	1,728,993	4.09%	7.26%
2010	0.00%	48,843	13.034427	636,641	3.05%	4.79%
2009	0.00%	100,792	12.438610	1,253,712	3.49%	2.69%
2008	0.00%	129,103	12.112370	1,563,743	4.98%	7.73%
2007	0.00%	40,388	11.243704	454,111	4.65%	7.15%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.00%	6	13.303663	80	2.02%	-3.93%
2010	0.00%	2	13.848012	28	1.64%	14.63%
2009	0.00%	2	12.080820	24	1.42%	27.21%
2008	0.00%	395	9.497063	3,751	2.04%	-36.84%
2007	0.00%	450	15.037103	6,767	1.92%	5.96%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2011	0.00%	116,346	12.291406	1,430,056	1.86%	-3.94%
2010	0.00%	88,758	12.795118	1,135,669	1.46%	14.57%
2009	0.00%	38,031	11.168245	424,740	0.95%	27.37%
2008	0.00%	24,979	8.768562	219,030	1.45%	-36.89%
2007	0.00%	196,210	13.893242	2,725,993	4.87%	5.97%
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2011	0.00%	150,326	12.944848	1,945,947	3.00%	2.94%
2010	0.00%	28,819	12.575102	362,402	2.04%	5.93%
2009	0.00%	13,818	11.871028	164,034	1.75%	9.25%
2008	0.00%	16,092	10.866345	174,861	3.51%	-6.18%
2007	0.00%	9,988	11.581503	115,676	4.29%	5.43%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.00%	208	13.655036	2,840	2.13%	-0.04%
2010	0.00%	208	13.660579	2,841	2.09%	10.91%
2009	0.00%	297	12.316469	3,658	1.55%	19.14%
2008	0.00%	305	10.338217	3,153	1.66%	-23.20%
2007	0.00%	1,346	13.460367	18,118	2.30%	5.66%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2011	0.00%	55,775	$12.856189	$717,054	2.12%	-0.04%
2010	0.00%	39,081	12.861227	502,630	1.99%	10.86%
2009	0.00%	40,018	11.601785	464,280	1.55%	19.37%
2008	0.00%	46,082	9.718804	447,862	2.89%	-23.37%
2007	0.00%	44,914	12.682135	569,605	3.04%	5.70%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.00%	1,674	13.612197	22,787	2.01%	-2.13%
2010	0.00%	2,061	13.907940	28,664	2.00%	12.83%
2009	0.00%	2,981	12.326065	36,744	1.31%	24.39%
2008	0.00%	3,221	9.909016	31,917	2.45%	-31.39%
2007	0.00%	3,506	14.442614	50,636	2.07%	6.15%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2011	0.00%	43,904	12.630898	554,547	2.00%	-2.14%
2010	0.00%	51,103	12.907625	659,618	1.86%	12.92%
2009	0.00%	53,728	11.431162	614,173	1.45%	24.27%
2008	0.00%	35,715	9.198575	328,527	2.06%	-31.39%
2007	0.00%	85,062	13.406873	1,140,415	3.02%	6.16%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2007	0.00%	212	12.780655	2,709	3.05%	5.86%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2011	0.00%	15,076	13.070245	197,047	2.35%	2.16%
2010	0.00%	16,071	12.793288	205,601	1.60%	8.46%
2009	0.00%	3,341	11.794941	39,407	2.72%	14.63%
2008	0.00%	1,966	10.289483	20,229	2.32%	-15.03%
2007	0.00%	19,792	12.108905	239,659	3.59%	5.82%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.00%	72	15.079522	1,086	0.00%	-4.23%
2010	0.00%	229	15.745451	3,606	0.00%	26.82%
2009	0.00%	1,542	12.415831	19,145	0.00%	24.16%	4/24/2009
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	0.00%	1	11.947304	12	0.00%	-0.86%
2010	0.00%	1	12.051057	12	0.00%	25.10%
2009	0.00%	1	9.632865	10	0.00%	27.19%
2008	0.00%	176	7.573815	1,333	0.00%	-46.54%
2007	0.00%	192	14.165991	2,720	0.00%	9.50%
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2011	0.00%	1,084	11.596954	12,571	0.00%	-0.65%
2010	0.00%	1,105	11.672997	12,899	0.00%	25.41%
2009	0.00%	895	9.307981	8,331	0.00%	27.63%
2008	0.00%	1,017	7.292775	7,417	0.00%	-46.45%
2007	0.00%	844	13.619779	11,495	0.00%	9.81%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	0.00%	49	15.270004	748	0.30%	-5.45%
2010	0.00%	53	16.150662	856	0.36%	26.47%
2009	0.00%	57	12.769979	728	0.45%	25.86%
2008	0.00%	218	10.146116	2,212	0.91%	-32.30%
2007	0.00%	238	14.986718	3,567	0.97%	-7.23%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2011	0.00%	1,762	12.855071	22,651	0.41%	-5.16%
2010	0.00%	1,712	13.554789	23,206	0.64%	26.57%
2009	0.00%	2,118	10.709743	22,683	0.52%	26.33%
2008	0.00%	2,067	8.477744	17,523	1.13%	-32.21%
2007	0.00%	1,882	12.505138	23,535	1.15%	-6.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	0.00%	1,062	$16.202810	$17,207	0.46%	-5.80%
2010	0.00%	1,097	17.200915	18,869	0.06%	24.98%
2009	0.00%	1,133	13.763093	15,594	0.17%	34.43%
2008	0.00%	1,555	10.238139	15,920	0.61%	-38.35%
2007	0.00%	1,648	16.607844	27,370	0.00%	1.89%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2011	0.00%	5,647	13.199640	74,538	0.59%	-5.54%
2010	0.00%	6,657	13.974516	93,028	0.18%	25.35%
2009	0.00%	38,518	11.148548	429,420	0.20%	34.73%
2008	0.00%	7,017	8.274662	58,063	0.69%	-38.16%
2007	0.00%	4,660	13.381102	62,356	0.02%	2.11%
NVIT Money Market Fund - Class II (NVMM2)
2011	0.00%	1,885,091	10.000020	18,850,948	0.00%	0.00%
2010	0.00%	1,542,677	10.000013	15,426,790	0.00%	0.00%
2009	0.00%	2,571,518	10.000000	25,715,180	0.00%	0.00%	12/11/2009
VP Income & Growth Fund - Class II (ACVIG2)
2011	0.00%	420	13.651866	5,734	1.30%	2.86%
2010	0.00%	461	13.272724	6,119	1.27%	13.86%
2009	0.00%	494	11.657064	5,759	4.37%	17.77%
2008	0.00%	517	9.897787	5,117	1.70%	-34.73%
2007	0.00%	718	15.163917	10,888	1.60%	-0.43%
VP Income & Growth Fund - Class III (ACVIG3)
2011	0.00%	8,715	11.462922	99,899	1.46%	3.11%
2010	0.00%	8,820	11.117198	98,054	1.51%	14.15%
2009	0.00%	11,879	9.739449	115,695	4.90%	18.10%
2008	0.00%	11,835	8.246990	97,603	2.40%	-34.59%
2007	0.00%	17,228	12.607351	217,199	1.48%	-0.07%
VP Ultra(R) Fund - Class II (ACVU2)
2011	0.00%	1,070	12.784814	13,680	0.00%	0.86%
2010	0.00%	1,104	12.675540	13,994	0.36%	15.82%
2009	0.00%	1,138	10.944258	12,455	0.21%	34.52%
2008	0.00%	1,574	8.135719	12,806	0.00%	-41.65%
2007	0.00%	1,664	13.942182	23,200	0.00%	20.84%
VP Ultra(R) Fund - Class III (ACVU3)
2011	0.00%	4,552	11.936225	54,334	0.00%	1.07%
2010	0.00%	4,687	11.810174	55,354	0.61%	16.10%
2009	0.00%	6,956	10.172081	70,757	0.31%	34.54%
2008	0.00%	7,813	7.560823	59,073	0.00%	-41.52%
2007	0.00%	7,520	12.928640	97,223	0.00%	21.04%
VP Value Fund - Class II (ACVV2)
2011	0.00%	1,530	14.891090	22,783	1.86%	0.86%
2010	0.00%	1,598	14.763593	23,592	1.98%	13.04%
2009	0.00%	2,046	13.060975	26,723	5.69%	19.72%
2008	0.00%	2,572	10.909345	28,059	2.28%	-26.80%
2007	0.00%	2,872	14.904082	42,805	1.73%	-5.31%
VP Value Fund - Class III (ACVV3)
2011	0.00%	23,956	12.227834	292,930	1.95%	1.01%
2010	0.00%	31,918	12.105010	386,368	2.27%	13.42%
2009	0.00%	29,962	10.672512	319,770	5.59%	19.86%
2008	0.00%	29,398	8.904231	261,767	2.62%	-26.78%
2007	0.00%	40,622	12.160229	493,973	1.35%	-5.14%
Contrafund Portfolio - Service Class 2 (FC2)
2011	0.00%	2,101	16.984118	35,684	0.78%	-2.78%
2010	0.00%	2,204	17.470468	38,505	0.97%	16.93%
2009	0.00%	2,923	14.941493	43,674	1.13%	35.47%
2008	0.00%	4,369	11.029518	48,188	0.78%	-42.69%
2007	0.00%	4,758	19.245347	91,569	0.57%	17.30%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
2011	0.00%	36,387	$13.798392	$502,082	0.56%	-2.79%
2010	0.00%	47,329	14.193940	671,785	0.99%	16.94%
2009	0.00%	74,682	12.137523	906,454	1.41%	35.46%
2008	0.00%	59,096	8.960063	529,504	0.60%	-42.69%
2007	0.00%	102,134	15.633758	1,596,738	1.01%	17.30%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2011	0.00%	1,753	13.671063	23,965	2.29%	0.66%
2010	0.00%	1,824	13.582085	24,774	1.48%	14.92%
2009	0.00%	2,832	11.819074	33,472	2.02%	29.88%
2008	0.00%	4,127	9.099694	37,554	2.24%	-42.81%
2007	0.00%	4,452	15.911679	70,839	1.19%	1.27%
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2011	0.00%	22,746	11.473394	260,974	2.00%	0.70%
2010	0.00%	30,689	11.393092	349,643	1.74%	14.90%
2009	0.00%	25,943	9.915421	257,236	1.53%	29.95%
2008	0.00%	29,744	7.630455	226,960	2.57%	-42.82%
2007	0.00%	24,786	13.343675	330,736	1.76%	1.27%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	0.00%	469	13.142471	6,164	0.13%	-0.03%
2010	0.00%	498	13.146754	6,547	0.03%	23.86%
2009	0.00%	799	10.614127	8,481	0.20%	27.97%
2008	0.00%	893	8.294550	7,407	0.56%	-47.31%
2007	0.00%	1,094	15.741342	17,221	0.51%	26.66%
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
2011	0.00%	8,728	12.674215	110,621	0.09%	-0.02%
2010	0.00%	10,462	12.677004	132,627	0.07%	23.86%
2009	0.00%	14,179	10.235132	145,124	0.18%	27.98%
2008	0.00%	15,682	7.997632	125,419	0.24%	-47.31%
2007	0.00%	41,960	15.178221	636,878	0.40%	26.66%
Variable Trust: All-Cap Opportunity Fund (RSRF)
2011	0.00%	20,609	14.271377	294,119	0.00%	-6.56%
2010	0.00%	34,144	15.273713	521,506	0.00%	11.21%
2009	0.00%	53,493	13.734401	734,694	0.14%	27.29%
2008	0.00%	45,909	10.789544	495,337	0.00%	-40.73%
2007	0.00%	57,518	18.205576	1,047,148	0.00%	22.75%
Variable Trust: Banking Fund (RBKF)
2011	0.00%	127,578	5.097156	650,285	0.22%	-22.23%
2010	0.00%	22,566	6.554119	147,900	1.42%	13.04%
2009	0.00%	29,488	5.798144	170,976	4.66%	-3.43%
2008	0.00%	8,143	6.004219	48,892	0.10%	-41.16%
2007	0.00%	2,542	10.204559	25,940	1.72%	-27.08%
Variable Trust: Basic Materials Fund (RBMF)
2011	0.00%	37,125	21.594225	801,686	0.00%	-16.46%
2010	0.00%	22,923	25.848784	592,532	0.68%	26.67%
2009	0.00%	23,381	20.405965	477,112	0.32%	55.46%
2008	0.00%	17,231	13.126195	226,178	0.64%	-45.40%
2007	0.00%	29,380	24.039646	706,285	0.14%	33.97%
Variable Trust: Biotechnology Fund (RBF)
2011	0.00%	17,870	14.894667	266,168	0.00%	10.59%
2010	0.00%	247,371	13.468405	3,331,693	0.00%	10.70%
2009	0.00%	164,194	12.166406	1,997,651	0.00%	18.34%
2008	0.00%	16,986	10.280937	174,632	0.00%	-11.78%
2007	0.00%	15,098	11.653173	175,940	0.00%	4.40%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Commodities Strategy Fund (RVCMD)
2011	0.00%	42,577	$5.749984	$244,817	30.08%	-6.64%
2010	0.00%	74,744	6.159247	460,367	0.00%	8.03%
2009	0.00%	62,454	5.701499	356,081	2.05%	11.56%
2008	0.00%	32,869	5.110532	167,978	1.83%	-49.02%
2007	0.00%	33,836	10.025298	339,216	0.00%	31.02%
Variable Trust: Consumer Products Fund (RCPF)
2011	0.00%	19,553	19.459262	380,487	1.23%	13.76%
2010	0.00%	10,556	17.105174	180,562	2.14%	17.28%
2009	0.00%	4,256	14.584742	62,073	1.70%	19.12%
2008	0.00%	7,423	12.243999	90,888	0.08%	-23.39%
2007	0.00%	17,676	15.982190	282,501	2.69%	11.08%
Variable Trust: Dow 2x Strategy Fund (RVLDD)
2011	0.00%	82,190	10.508449	863,689	0.00%	9.09%
2010	0.00%	25,704	9.632940	247,605	0.48%	24.58%
2009	0.00%	31,456	7.732093	243,221	0.00%	36.87%
2008	0.00%	31,734	5.649202	179,272	2.38%	-61.71%
2007	0.00%	53,504	14.755247	789,465	1.17%	8.15%
Variable Trust: Electronics Fund (RELF)
2011	0.00%	29,590	6.808170	201,454	0.00%	-16.49%
2010	0.00%	3,679	8.152184	29,992	0.00%	9.55%
2009	0.00%	8,908	7.441265	66,287	0.00%	71.85%
2008	0.00%	1,021	4.330161	4,421	0.00%	-50.11%
2007	0.00%	4,126	8.679366	35,811	0.00%	-2.50%
Variable Trust: Energy Fund (RENF)
2011	0.00%	18,202	25.889512	471,241	0.00%	-5.85%
2010	0.00%	30,699	27.497441	844,144	0.64%	19.05%
2009	0.00%	25,302	23.096917	584,398	0.00%	38.50%
2008	0.00%	25,628	16.676466	427,384	0.00%	-46.03%
2007	0.00%	34,604	30.901881	1,069,329	0.00%	33.22%
Variable Trust: Energy Services Fund (RESF)
2011	0.00%	31,885	24.726809	788,414	0.00%	-9.29%
2010	0.00%	24,044	27.259863	655,436	0.00%	26.05%
2009	0.00%	17,721	21.626679	383,246	0.00%	62.42%
2008	0.00%	25,844	13.315356	344,123	0.00%	-57.60%
2007	0.00%	34,200	31.405533	1,074,069	0.00%	37.10%
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
2011	0.00%	29,606	10.725316	317,534	0.00%	-15.14%
2010	0.00%	74,540	12.638111	942,045	2.23%	-10.78%
2009	0.00%	33,190	14.164397	470,116	2.31%	35.65%
2008	0.00%	18,240	10.441772	190,458	0.42%	-54.86%
2007	0.00%	52,820	23.131559	1,221,809	2.46%	13.06%
Variable Trust: Financial Services Fund (RFSF)
2011	0.00%	6,447	7.661270	49,392	0.06%	-14.92%
2010	0.00%	9,221	9.005133	83,036	2.20%	14.36%
2009	0.00%	10,023	7.874150	78,923	2.29%	19.68%
2008	0.00%	21,952	6.579123	144,426	0.00%	-48.04%
2007	0.00%	7,612	12.662369	96,386	1.72%	-18.80%
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2011	0.00%	28,718	19.894155	571,320	1.62%	41.48%
2010	0.00%	27,639	14.061067	388,634	2.76%	10.10%
2009	0.00%	22,432	12.770863	286,476	1.92%	-31.54%
2008	0.00%	56,096	18.655020	1,046,472	2.48%	44.82%
2007	0.00%	35,794	12.881083	461,065	8.75%	9.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Health Care Fund (RHCF)
2011	0.00%	21,352	$14.666817	$313,166	0.00%	4.69%
2010	0.00%	19,589	14.010098	274,444	0.29%	6.77%
2009	0.00%	13,761	13.121974	180,571	0.00%	24.65%
2008	0.00%	28,141	10.527344	296,250	0.00%	-24.86%
2007	0.00%	15,064	14.009933	211,046	0.00%	6.02%
Variable Trust: Internet Fund (RINF)
2011	0.00%	1,745	15.459905	26,978	0.00%	-11.92%
2010	0.00%	7,752	17.552692	136,068	0.00%	20.77%
2009	0.00%	1,840	14.533743	26,742	0.00%	65.85%
2008	0.00%	2,828	8.762996	24,782	0.00%	-44.87%
2007	0.00%	4,208	15.896277	66,892	0.00%	10.39%
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
2011	0.00%	27,584	2.899270	79,973	0.00%	-27.07%
2010	0.00%	68,440	3.975645	272,093	0.00%	-30.29%
2009	0.00%	29,170	5.703055	166,358	0.00%	-44.65%
2008	0.00%	19,225	10.303693	198,088	0.07%	60.84%
2007	0.00%	202,906	6.406198	1,299,856	0.65%	-8.99%
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
2011	0.00%	20,404	4.080149	83,251	0.00%	-30.44%
2010	0.00%	37,782	5.865469	221,609	0.00%	-12.81%
2009	0.00%	18,408	6.727068	123,832	0.00%	19.41%
2008	0.00%	64,889	5.633507	365,553	0.41%	-30.21%
2007	0.00%	20,956	8.071965	169,156	5.19%	-4.51%
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
2011	0.00%	3,192	4.591736	14,657	0.00%	-7.34%
2010	0.00%	358,241	4.955228	1,775,166	0.00%	-25.29%
2009	0.00%	169,355	6.632508	1,123,248	0.00%	-35.28%
2008	0.00%	5,867	10.247647	60,123	0.22%	34.42%
2007	0.00%	20,476	7.623663	156,102	3.24%	-1.98%
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2011	0.00%	18,740	4.468460	83,739	0.00%	-10.08%
2010	0.00%	9,042	4.969160	44,931	0.00%	-21.27%
2009	0.00%	7,045	6.311386	44,464	0.01%	-40.08%
2008	0.00%	13,360	10.532667	140,716	0.07%	48.02%
2007	0.00%	43,324	7.115591	308,276	2.13%	-11.28%
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
2011	0.00%	16,782	4.311845	72,361	0.00%	-7.61%
2010	0.00%	18,802	4.667230	87,753	0.00%	-27.62%
2009	0.00%	20,984	6.448641	135,318	0.00%	-32.86%
2008	0.00%	194,213	9.604362	1,865,292	0.84%	24.69%
2007	0.00%	33,112	7.702478	255,044	3.78%	5.37%
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
2011	0.00%	76,141	5.790953	440,929	0.00%	-9.04%
2010	0.00%	83,300	6.366789	530,354	0.00%	-16.96%
2009	0.00%	31,555	7.666947	241,931	0.00%	-27.55%
2008	0.00%	40,032	10.582340	423,632	0.17%	39.25%
2007	0.00%	60,634	7.599743	460,803	2.23%	0.83%
Variable Trust: Japan 2x Strategy Fund (RLCJ)
2011	0.00%	6,841	9.159973	62,663	0.00%	-28.94%
2010	0.00%	21,949	12.891151	282,948	0.00%	15.72%
2009	0.00%	17,004	11.139540	189,417	0.62%	23.68%
2008	0.00%	12,134	9.007103	109,292	0.54%	-32.97%
2007	0.00%	16,262	13.438383	218,535	1.89%	-11.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Leisure Fund (RLF)
2011	0.00%	17,836	$14.666939	$261,600	0.00%	2.45%
2010	0.00%	52,764	14.315965	755,368	0.10%	30.34%
2009	0.00%	4,926	10.983316	54,104	0.00%	36.72%
2008	0.00%	451	8.033169	3,623	0.00%	-49.09%
2007	0.00%	1,742	15.779861	27,489	0.00%	-2.54%
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
2011	0.00%	57,011	15.929249	908,142	0.00%	-7.59%
2010	0.00%	24,069	17.237806	414,897	0.00%	37.55%
2009	0.00%	44,146	12.532015	553,238	0.09%	52.40%
2008	0.00%	31,809	8.223375	261,577	0.00%	-54.83%
2007	0.00%	29,858	18.207116	543,628	1.40%	3.60%
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
2011	0.00%	29,185	9.225774	269,254	0.00%	3.38%
2010	0.00%	12,712	8.924117	113,443	0.00%	6.18%
2009	0.00%	43,872	8.404584	368,726	1.37%	-3.28%
2008	0.00%	14,173	8.689885	123,162	0.33%	-18.72%
2007	0.00%	25,526	10.691335	272,907	2.15%	3.84%
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
2011	0.00%	39,883	13.626011	543,446	0.00%	-0.68%
2010	0.00%	266,759	13.718727	3,659,594	0.00%	36.90%
2009	0.00%	234,893	10.021130	2,353,893	0.00%	117.80%
2008	0.00%	63,731	4.600967	293,224	0.04%	-72.60%
2007	0.00%	180,778	16.790237	3,035,305	0.39%	28.20%
Variable Trust: NASDAQ-100(R) Fund (ROF)
2011	0.00%	39,565	15.731139	622,403	0.00%	2.17%
2010	0.00%	36,327	15.397297	559,338	0.00%	18.48%
2009	0.00%	98,137	12.995293	1,275,319	0.00%	52.00%
2008	0.00%	147,663	8.549537	1,262,450	0.03%	-41.91%
2007	0.00%	316,054	14.718309	4,651,780	0.06%	17.82%
Variable Trust: Nova Fund (RNF)
2011	0.00%	13,222	11.918568	157,587	0.04%	-1.17%
2010	0.00%	15,731	12.059271	189,704	0.10%	19.96%
2009	0.00%	40,801	10.052347	410,146	1.16%	35.51%
2008	0.00%	24,503	7.418303	181,771	0.24%	-54.47%
2007	0.00%	44,842	16.294539	730,680	1.59%	1.13%
Variable Trust: Precious Metals Fund (RPMF)
2011	0.00%	64,737	17.916970	1,159,891	0.09%	-24.16%
2010	0.00%	88,888	23.623650	2,099,859	0.01%	38.08%
2009	0.00%	77,742	17.109193	1,330,103	0.00%	49.24%
2008	0.00%	120,975	11.464027	1,386,861	0.00%	-38.56%
2007	0.00%	98,254	18.660048	1,833,424	0.00%	19.55%
Variable Trust: Real Estate Fund (RREF)
2011	0.00%	26,597	15.187279	403,936	1.47%	2.26%
2010	0.00%	41,152	14.851026	611,149	3.30%	24.86%
2009	0.00%	17,884	11.893825	212,709	3.26%	25.27%
2008	0.00%	23,348	9.494752	221,683	0.72%	-41.64%
2007	0.00%	8,272	16.268963	134,577	1.30%	-19.12%
Variable Trust: Retailing Fund (RRF)
2011	0.00%	53,095	14.337655	761,258	0.00%	5.30%
2010	0.00%	48,818	13.616270	664,719	0.00%	25.14%
2009	0.00%	7,109	10.881002	77,353	0.00%	44.22%
2008	0.00%	2,887	7.544562	21,781	0.00%	-32.95%
2007	0.00%	152	11.251641	1,710	0.00%	-12.60%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
2011	0.00%	41,700	$13.137311	$547,826	0.00%	-12.18%
2010	0.00%	118,795	14.960021	1,777,176	0.00%	37.85%
2009	0.00%	143,052	10.852768	1,552,510	0.00%	33.31%
2008	0.00%	28,290	8.140814	230,304	0.06%	-51.36%
2007	0.00%	32,980	16.738584	552,039	1.48%	-6.74%
Variable Trust: S&P 500 2x Strategy Fund (RTF)
2011	0.00%	55,118	10.051404	554,013	0.00%	-3.95%
2010	0.00%	148,122	10.464476	1,550,019	0.00%	25.47%
2009	0.00%	192,146	8.340509	1,602,595	0.81%	46.38%
2008	0.00%	30,314	5.697971	172,728	0.00%	-67.98%
2007	0.00%	90,754	17.796913	1,615,141	1.40%	0.61%
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
2011	0.00%	56,176	12.857482	722,282	0.00%	-1.09%
2010	0.00%	83,235	12.998953	1,081,968	0.00%	25.03%
2009	0.00%	32,661	10.396588	339,563	0.00%	47.24%
2008	0.00%	36,824	7.061111	260,018	0.00%	-39.82%
2007	0.00%	25,586	11.734222	300,232	0.00%	4.91%
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
2011	0.00%	37,447	11.807637	442,161	0.02%	-3.17%
2010	0.00%	34,526	12.193922	421,007	0.91%	20.32%
2009	0.00%	24,930	10.134944	252,664	2.48%	51.26%
2008	0.00%	7,606	6.700509	50,964	0.90%	-48.65%
2007	0.00%	10,646	13.049584	138,926	0.66%	-5.37%
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
2011	0.00%	47,003	17.842303	838,642	0.00%	-0.66%
2010	0.00%	56,274	17.960420	1,010,705	0.00%	32.58%
2009	0.00%	29,948	13.547085	405,708	0.00%	56.82%
2008	0.00%	22,604	8.638795	195,271	0.00%	-36.14%
2007	0.00%	46,060	13.528764	623,135	0.00%	8.45%
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
2011	0.00%	30,218	13.570421	410,071	0.00%	-7.15%
2010	0.00%	26,172	14.615431	382,515	0.78%	20.13%
2009	0.00%	43,407	12.166397	528,107	1.51%	55.25%
2008	0.00%	12,832	7.836481	100,557	0.00%	-43.63%
2007	0.00%	8,884	13.901532	123,501	1.19%	-4.85%
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
2011	0.00%	48,869	15.118471	738,825	0.00%	3.52%
2010	0.00%	104,953	14.605070	1,532,846	0.00%	25.40%
2009	0.00%	22,776	11.646893	265,270	0.00%	33.97%
2008	0.00%	7,515	8.693613	65,333	0.00%	-34.32%
2007	0.00%	6,010	13.235997	79,548	0.00%	-0.11%
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2011	0.00%	33,392	12.062362	402,786	0.00%	-9.44%
2010	0.00%	38,941	13.320181	518,701	0.00%	25.10%
2009	0.00%	19,640	10.647792	209,123	2.07%	62.27%
2008	0.00%	16,432	6.561795	107,823	1.09%	-43.50%
2007	0.00%	5,192	11.613051	60,295	0.36%	-20.36%
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
2011	0.00%	21,732	7.134469	155,046	0.00%	-4.26%
2010	0.00%	26,628	7.452053	198,433	0.00%	-4.51%
2009	0.00%	22,977	7.803674	179,305	0.00%	-15.84%
2008	0.00%	10,248	9.272246	95,022	0.00%	5.56%
2007	0.00%	8,566	8.783542	75,240	0.00%	-10.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Technology Fund (RTEC)
2011	0.00%	9,388	$11.163839	$104,806	0.00%	-9.20%
2010	0.00%	18,535	12.294931	227,887	0.00%	12.03%
2009	0.00%	16,853	10.974406	184,952	0.00%	55.60%
2008	0.00%	6,064	7.052840	42,768	0.00%	-45.41%
2007	0.00%	22,122	12.919655	285,809	0.00%	10.38%
Variable Trust: Telecommunications Fund (RTEL)
2011	0.00%	2,356	11.349932	26,740	0.24%	-14.40%
2010	0.00%	11,113	13.259497	147,353	4.28%	14.51%
2009	0.00%	1,756	11.579354	20,333	0.28%	28.68%
2008	0.00%	10,244	8.998273	92,178	0.47%	-45.34%
2007	0.00%	9,704	16.461176	159,739	0.12%	9.23%
Variable Trust: Transportation Fund (RTRF)
2011	0.00%	15,370	13.491469	207,364	0.00%	-11.12%
2010	0.00%	21,629	15.179116	328,309	0.00%	24.13%
2009	0.00%	10,728	12.228150	131,184	0.62%	17.39%
2008	0.00%	11,708	10.416860	121,961	0.00%	-25.26%
2007	0.00%	4,146	13.937206	57,784	0.00%	-8.75%
Variable Trust: Utilities Fund (RUTL)
2011	0.00%	46,975	19.173097	900,656	2.31%	16.29%
2010	0.00%	12,812	16.487660	211,240	3.36%	6.88%
2009	0.00%	9,411	15.426213	145,176	5.41%	13.80%
2008	0.00%	9,772	13.556034	132,469	0.25%	-29.57%
2007	0.00%	13,404	19.248677	258,009	1.13%	12.86%
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2011	0.00%	4,182	10.531252	44,042	0.00%	-3.68%
2010	0.00%	6,738	10.933970	73,673	0.00%	-5.61%
2009	0.00%	12,129	11.583505	140,496	0.04%	6.61%
2008	0.00%	60,277	10.865629	654,948	0.00%	-12.24%
2007	0.00%	45,758	12.380762	566,519	20.29%	18.12%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	239	8.721409	2,084	0.00%	-46.11%
2007	0.00%	262	16.184105	4,240	0.00%	9.01%
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	0.00%	2,358	7.574446	17,861	0.00%	-46.10%
2007	0.00%	1,992	14.052648	27,993	0.00%	8.97%
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.00%	3,034,772	11.286810	34,252,895	1.16%	1.24%
2007	0.00%	1,962,104	11.148704	21,874,917	3.81%	4.25%
Variable Trust: Multi-Cap Core Equity Fund (obsolete) (RVCEQ)
2009	0.00%	4,656	7.787403	36,258	0.00%	26.98%
2008	0.00%	3,055	6.132847	18,736	5.09%	-38.96%
2007	0.00%	2,278	10.048001	22,889	0.40%	-5.26%
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.00%	12,746	8.029164	102,340	0.89%	-23.84%
2007	0.00%	24,228	10.542773	255,430	3.57%	3.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****

2011	Contract owners equity:				$50,069,596
2010	Contract owners equity:				$55,640,187
2009	Contract owners equity:				$55,248,594
2008	Contract owners equity:				$54,076,325
2007	Contract owners equity:				$58,069,945

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.